3rd Mailing to Non-Voted Accounts to follow on next page

                            IMPORTANT NOTICE

Dear Shareholder:

Recently, we sent you proxy voting material relating to your Fund's shareholder meeting scheduled for December 4, 1997. The meeting has been adjourned to December 18, 1997 to allow your Fund to solicit additional votes for passage of the reorganization of your Fund to the Van Kampen American Capital Municipal Income Fund.

The purpose of the proposed Reorganization is to permit the shareholders of the New Jersey Fund to:

(a) achieve certain economies of scale from the Municipal Fund's larger net asset size and the potentially lower operating expenses associated with a larger asset

(b) eliminate the duplication of services and expenses that currently exists as a result of the separate operations of the funds

(c) obtain potentially greater portfolio diversity and potentially lower portfolio transactions cost


The primary difference between the investment objectives of the two Funds is that the New Jersey Fund seeks income exempt from New Jersey gross income tax, but the Municipal Fund does not. The Board of Trustees has carefully reviewed and approved the proposal to reorganize. Further, your Board believes benefits from Reorganization to the Municipal Fund may over time offset the loss of exemption from the New Jersey gross income tax.

This issue is of utmost importance to your Fund. Your vote is important and your participation in the affairs of your Fund does make a difference. Please mark your vote, sign, date and return the proxy card in the enclosed postage-paid envelope. If you have any questions or would like an additional proxy statement, please call us between 7am and 7pm Central time at 1-800-421-5666.

We appreciate your time and careful consideration of this matter.

Sincerely,



Dennis J. McDonnel
President

             Letter to abstaining shareholders to follow on next page


                             IMPORTANT NOTICE

Dear Shareholder:

Recently, we sent you proxy voting material relating to your Fund's shareholder meeting scheduled for December 4, 1997. The meeting has been adjourned to December 18, 1997 to allow your Fund to solicit additional votes for passage of the reorganization of your Fund to the Van Kampen American Capital Municipal Income Fund.

Thank you for the timely return of your proxy card. Our records reflect your preference to abstain on the proposed reorganization of your Fund. This issue is of utmost importance to your Fund and we are contacting you again to urge you to reconsider your previous vote.

The purpose of the proposed Reorganization is to permit the shareholders of the New Jersey Fund to:

(a) achieve certain economies of scale from the Municipal Fund's larger net asset size and the potentially lower operating expenses associated with a larger asset base

(b) eliminate the duplication of services and expenses that currently exists as a result of the separate operations of the funds

(c) obtain potentially greater portfolio diversity and potentially lower portfolio transactions costs

The primary difference between the investment objectives of the two Funds is that the New Jersey Fund seeks income exempt from New Jersey gross income tax, but the Municipal Fund does not. The Board of Trustees has carefully reviewed and approved the proposal to reorganize. Further, your Board believes benefits from Reorganization to the Municipal Fund may over time offset the loss of exemption from the New Jersey gross income tax.

Your vote is important and your participation in the affairs of your Fund does make a difference. If you decide to change your vote, you can do so by completing the enclosed proxy card.
Receipt of an executed proxy card with a later date will completely revoke your previous ballot. Please mark your vote, sign, date and return the proxy card in the enclosed postage-paid envelope. If you do not wish to change your vote, no action is required on your part and your vote will remain unchanged from what you requested on your previous ballot.

If you have any questions or would like an additional proxy statement, please call us between 7am and 7pm Central time at 1-800-421-5666.

We appreciate your time and careful consideration of this matter.

Sincerely,


Dennis J. McDonnell
President


 Letter to shareholders who previously voted against to follow on next page

                               IMPORTANT NOTICE

Dear Shareholder:

Recently, we sent you proxy voting material relating to your Fund's shareholder meeting scheduled for December 4, 1997. The meeting has been adjourned to December 18, 1997 to allow your Fund to solicit additional votes for passage of the reorganization of your Fund to the Van Kampen American Capital Municipal Income Fund.

Thank you for the timely return of your proxy card.
Our records reflect your preference to vote against the proposed reorganization of your Fund. This issue is of utmost importance to your Fund and we are contacting you a gain to urge you to reconsider your previous vote.

The purpose of the proposed Reorganization is to permit the shareholders of the New Jersey Fund to:

(a) achieve certain economies of scale from the Municipal
Fund's larger net asset size and the potentially lower operating expenses associated with a larger asset base

(b) eliminate the duplication of services and expenses that currently exists as a result of the separate operations of the funds

(c) obtain potentially greater portfolio diversity and potentially lower portfolio transactions costs

The primary difference between the investment objectives of the two Funds is that the New Jersey Fund seeks income exempt from New Jersey gross income tax, but the Municipal Fund does not.
The Board of Trustees has carefully reviewed and approved the proposal to reorganize. Further, your Board believes benefits from Reorganization to the Municipal Fund may over time offset the loss of exemption from the New Jersey gross income tax.

Your vote is important and your participation in the affairs of your Fund does make a difference. If you decide to change your vote, you can do so by completing the enclosed proxy card.
Receipt of an executed proxy card with a later date will completely revoke your previous ballot. Please mark your vote, sign, date and return the proxy card in the enclosed postage-paid envelope. If you do not wish to change your vote, no action is required on your part and your vote will remain unchanged from what you requested on your previous ballot.

If you have any questions or would like an additional proxy statement, please call us between 7am and 7pm Central time at 1-800-421-5666.

We appreciate your time and careful consideration of this matter.

Sincerely,


Dennis J. McDonnell
President